NEW AND REVISED STANDARDS AND INTERPRETATIONS ISSUED BUT NOT YET ADOPTED/EFFECTIVE	12 Months Ended
Dec. 31, 2018
New And Revised Standards And Interpretations Issued But Not Yet Adoptedeffective
NEW AND REVISED STANDARDS AND INTERPRETATIONS ISSUED BUT NOT YET ADOPTED/EFFECTIVE

The standards and interpretations described below are expected to have an impact on Hudson’s financial position, performance, and / or disclosures. Hudson intends to adopt these standards when they become effective.

IFRS 16 - Leases (effective January 1, 2019)

Hudson adopted the Standard as of January 1, 2019 under the modified retrospective approach.

IFRS 16 replaces IAS 17 and sets the principles for recognition, measurement, presentation of leases, and increases the disclosure requirements for lessees and lessors compared to IAS 17. IFRS 16 introduces a single lessee accounting model and requires a lessee to recognize right-of-use assets and lease liabilities for certain lease contracts.

To be considered as right-of-use asset, a lease agreement has to convey the right to control the use of an identified asset throughout the period of use in exchange for consideration the lessee has the right to obtain substantially all of the economic benefits from the use of the identified asset; and direct the use of the identified asset (i. e. direct how and for what purpose the asset is used). The lease term corresponds to the non-cancellable period of each contract, except in cases where Hudson is reasonably certain of exercising renewal options contractually foreseen. Right-of-use assets are generally capitalized at a value equivalent to the lease obligation at inception and depreciated over the useful life of the asset, except for leases with a useful life of less than 12 months and leases of low value assets.

The lease liability represents the net present value of lease payments over the lease term. The implied interest charge is presented as interest expense. Where these lease agreements do not specify a discount rate and as these subsidiaries are financed internally, Hudson uses a discount rate based on a risk free rates for the respective currency and lease terms, increased by individual company spread. The company made an assessment where the lease contains options to extend or terminate the lease. Initial direct costs for contracts signed in the past will not be recognized as part of the right-of-use asset at the date of initial application.

Short term leases with a duration of less than 12 months and low value leases, as well as those lease elements, partially or totally not complying with the principles of recognition defined by IFRS 16 will continue to be treated as operating leases i.e. recognized through the consolidated statements of comprehensive income when accrued.

The standard will mainly affect the accounting of:

a) Concession leases

Hudson enters into concession agreements with operators of airports, railway stations, etc. to operate retail stores, which in substance can be considered leases. These concession lease agreements contain complex features, which can include variable payment components (e.g. based on sales) and minimum annual guarantee payments (MAG), which can be fixed or variable depending on the contract terms. Such payment features are often determined on the basis of the individual circumstances of the parties to the contract and are unique to the particular contract. Management signs and renews a significant number of agreements every year with a typical duration of 5 to 10 years. These agreements do not contain a purchase option based on a residual value guarantee. In some cases, parts of the lease obligations are secured with bank guarantees. Hudson will capitalize all elements of these lease contracts in accordance with IFRS 16 when, at the commencement of the agreement, such commitments are fixed in the respective contractual terms or these commitments depend on an index or rate that can be estimated reliably. Payment obligations that cannot be reasonably projected, such as percentage of sales, will continue to be presented as variable lease expense. Hudson has identified a number of agreements in its portfolio which do not qualify for the principles of recognition defined by IFRS 16, i.e. they have minimum guaranteed payments based on non-predictable parameters or variables, such as actual number of passengers or a percentage of previous year’s total lease payments. Such leases will continue to be presented similar to operating lease expense.

Additionally, we have concession subleases in which we act as lessor for a portion of our leased retail space to third party operators. Generally, the term of the sublease is the same duration as the main concession agreement. Therefore, we will recognize a lease receivable related to the fixed minimum payments due from the subtenant as a reduction of the initial right-of-use asset.

b) Building leases

Rental agreements for offices or warehouse buildings will usually qualify under IFRS 16 capitalization rules.

c) Other leases

Hudson may also enter into other lease agreements for other assets, which in accordance with IFRS 16 may qualify for capitalization of leases.

On January 1, 2019, Hudson adopted IFRS 16 and recognized USD 1,067 million in right-of-use assets, USD 9 million in sublease receivables and USD 1,075 million in lease liabilities. The right-of-use asset amount includes the existing prepaid concession fees and accrued lease expense. The capitalized fixed lease payments represent approximately 50% of the expected total payments under the leases, including variable rent. Compared to IAS 17, mainly concession fees and premises expense will be reduced by USD 234 million, which will be compensated by increases in depreciation of right-of-use assets and interest expense of USD 258 million resulting in an overall negative impact on net profit of USD 19 million for the year ended 2018. The operating cash flow would have increased and the financing cash flow would decreased as the payment of the lease obligation of USD 234 million would have been classified as cash flow used in financing activities.

In 2018, Hudson recognized lease expenses of USD 423 (2017: USD 399) million as concession fees and rents (selling expenses) and USD 18 (2017: USD 15) million as premise expenses (general expenses), as well as concession fee rental income of USD 13 (2017: USD 12) million, in the consolidated statements of comprehensive income.

Unless specified in the respective contract, Hudson uses discount rates based on duration and currencies, of which the weighted average at January 1, 2019 was approximately 4.58%.

Amendments that are considered to be insignificant:

Sale or Contribution of Assets between an Investor and its Associate or Joint venture (proposed amendments to IFRS 10 and IAS 28)

(effective date not yet defined by IASB)

The gain or loss resulting from the sale to or contribution from an associate of assets that constitute a business as defined in IFRS 3 is recognized in full. The gain or loss resulting from the sale to or contribution from a subsidiary that does not constitute a business as defined in IFRS 3 (i. e. not a group of assets conforming a business) to an associate is recognized only to the extent of unrelated investors’ interests in the associate.

IFRIC Interpretation 23 - Uncertainty over Income Tax Treatments

(effective January 1, 2019)

The interpretation is to be applied to the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12.

–	An entity is required to use judgment to determine whether each tax treatment should be considered independently or whether some tax treatments should be considered together. The decision should be based on which approach provides better predictions of the resolution of the uncertainty.

–	An entity is to assume that a taxation authority with the right to examine any amounts reported to it will examine those amounts and will have full knowledge of all relevant information when doing so.

–	An entity has to consider whether it is probable that the relevant authority will accept each tax treatment, or group of tax treatments, that it used or plans to use in its income tax filing. If the entity concludes that it is probable that a particular tax treatment is accepted, the entity has to determine taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates consistently with the tax treatment included in its income tax filings. If the entity concludes that it is not probable that a particular tax treatment is accepted, the entity has to use the most likely amount or the expected value of the tax treatment when determining taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates. The decision should be based on which method provides better predictions of the resolution of the uncertainty.

Amendments to IFRS 9 - Prepayment Features with Negative Compensation

(effective January 1, 2019)

This refers to the classification and measurement of a debt instrument if the borrower was permitted to prepay the instrument at an amount less than the unpaid principal and interest owed. The amendment to IFRS 9 enables companies to measure some prepayable financial assets at amortized cost.

Amendments to IAS 28 - Long-term interests in Associates and Joint Ventures

(effective January 1, 2019)

Clarification that IFRS 9, including its impairment requirements, applies to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture, if the equity method is not applied.

Amendments to IAS 19 - Plan Amendment, Curtailment or Settlement

(effective January 1, 2019)

–	If a plan amendment, curtailment or settlement occurs, it is now mandatory that the current service cost and the net interest for the period after the remeasurement are determined using the assumptions used for the remeasurement.

–	Clarification of the effect of a plan amendment, curtailment or settlement on the requirements regarding the asset ceiling.

Annual Improvements to IFRS Standards 2015–2017 Cycle issued December 2017

(effective January 1, 2019)

Contain the following amendments to IFRSs:

–	IFRS 3 Business Combinations and IFRS 11 Joint Arrangements

The amendments to IFRS 3 clarify that when an entity obtains control of a business that is a joint operation, it remeasures previously held interests in that business. The amendments to IFRS 11 clarify that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.

–	IAS 12 Income Taxes

The amendments clarify that the requirements in the former paragraph 52B (to recognise the income tax consequences of dividends where the transactions or events that generated distributable profits are recognised) apply to all income tax consequences of dividends by moving the paragraph away from paragraph 52A that only deals with situations where there are different tax rates for distributed and undistributed profits.

–	IAS 23 Borrowing Costs

The amendments clarify that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalisation rate on general borrowings.

The Conceptual Framework for Financial Reporting (effective January 1, 2020)

The revised Conceptual Framework introduces the following main improvements:

New definitions

–	Measurement

Concepts on measurement, including factors to be considered when selecting a measurement basis

–	Presentation and disclosure

Concepts on presentation and disclosure, including when to classify income and expenses in other comprehensive income

–	Derecognition

Guidance on when assets and liabilities are removed from financial statements

–	Definitions

Definitions of an asset and a liability

Updated criteria

–	Recognition criteria for including assets and liabilities in financial statements

Clarified items

Prudence, Stewardship, Measurement, Uncertainty and Substance over form

Amendments to IFRS 3 – Business Combinations (effective January 1, 2020)

The amended definition of business assists in whether an acquisition made is of a business or group of assets.